3. Members Equity (Annual)	11 Months Ended
Dec. 31, 2013
Annual
3. Members Equity

NOTE 3 – Members’ Equity

During the period January 29, 2013 to December 31, 2013 the members of the Company contributed $141,986 consisting of direct contribution to the Company of $19,825 and direct payments by the members for purchases of inventory and general and administrative expenses of $122,161.

The Company’s member received distributions from the company aggregating $137,157, for the period from January 29, 2013 (inception) to December 31, 2013, which have been recorded as compensation and are included in general and administrative expenses on the accompanying statement of operations.